Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of investments in bonds and notes

 The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at March 31, 2021 are as follows:

	Statement	Gross Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,733	$462	$-	$9,195
Industrial and miscellaneous	15,927	916	(321)	16,522
Commercial mortgage-backed securities	1,972	-	(16)	1,956
Residential mortgage-backed securities	1,386	54	-	1,440
Non-mortgage asset-backed securities	998	-	-	998

Total bonds and notes	$29,016	$1,432	$(337)	$30,111

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2020 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,734	$1,916	$-	$10,650
Industrial and miscellaneous	16,926	1,170	(1)	18,095
Commercial mortgage-backed securities	1,977	3	-	1,980
Residential mortgage-backed securities	1,674	60	-	1,734
Non-mortgage asset-backed securities	998	-	(8)	990

Total bonds and notes	$30,309	$3,149	$(9)	$33,449

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2020 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,734	$1,916	$-	$10,650
Industrial and miscellaneous	16,926	1,170	(1)	18,095
Commercial mortgage-backed securities	1,977	3	-	1,980
Residential mortgage-backed securities	1,674	60	-	1,734
Non-mortgage asset-backed securities	998	-	(8)	990

Total bonds and notes	$30,309	$3,149	$(9)	$33,449

The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2019 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
December 31, 2019	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,739	$454	$-	$9,193
Industrial and miscellaneous	20,455	861	-	21,316
Residential mortgage-backed securities	3,217	18	-	3,235
Non-mortgage asset-backed securities	2,001	-	-	2,001

Total bonds and notes	$34,412	$1,333	$-	$35,745

Schedule of investments classified by contractual maturity date

The statement value and fair value of bonds and notes at March 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been classified by expected maturity in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$1,996	$2,063
Due after one year through five years	6,972	7,562
Due after five years through ten years	6,959	6,898
Due after ten years	8,733	9,194
Residential mortgage-backed securities	1,386	1,440
Commercial mortgage-backed securities	1,972	1,956
Non-mortgage asset-backed securities	998	998

Total bonds and notes	$29,016	$30,111

The statement value and fair value of bonds and notes at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been displayed in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$2,004	$2,022
Due after one year through five years	7,964	8,709
Due after five years through ten years	6,958	7,364
Due after ten years	8,734	10,650
Residential mortgage-backed securities	1,674	1,734
Commercial mortgage-backed securities	1,977	1,980
Non-mortgage asset-backed securities	998	990

Total bonds and notes	$30,309	$33,449

Schedule of cash and cash equivalents

The details of cash and cash equivalents as of March 31, 2021 and December 31, 2020, are as follows:

	March 31,	December 31,
	2021	2020

Cash equivalents	$36,688	$24,336
Cash	8,225	2,074

Total cash and cash equivalents	$44,913	$26,410

Cash and Cash Equivalents

The details of cash and cash equivalents as of December 31, are as follows:

	2020	2019
Cash equivalents	$24,336	$28,122
Cash	2,074	915
Total cash and cash equivalents	$26,410	$29,037

Schedule of investment income

Sources of net investment income for the three months ended March 31 are summarized as follows:

	March 31,	March 31,
	2021	2020

Bonds and notes	$204	$266
Cash and cash equivalents	3	96

Gross investment income	207	362

Less investment expenses	14	15

Net investment income	$193	$347

Net Investment Income

Sources of net investment income for the years ended December 31 are summarized as follows:

	2020	2019	2018
Bonds and notes	$954	$971	$364
Cash and cash equivalents	116	709	452
Gross investment income	1,070	1,680	816
Less investment expenses	53	54	58
Net investment income	$1,017	$1,626	$758

Schedule of net realized capital (losses)

Information regarding the Company’s bonds and notes with unrealized losses at March 31, 2021 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		March 31, 2021
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$4,651	$(321)	$-	$-	$4,651	$(321)
Commercial mortgage-backed	1,955	(16)	-	-	1,955	(16)

Total bonds and notes	$6,606	$(337)	$-	$-	$6,606	$(337)

Net Realized Capital (Losses)

Net realized capital (losses) for the years ended December 31 are summarized as follows:

	2020	2019	2018
Gross gains from sales of bonds and notes	$1	$17	$17
Other	(142)	-

Realized capital gains (losses) before taxes and transfer to IMR	(141)	17	17

Tax on realized capital gains (losses)	(100)	(24)	(155)
Transfer to interest maintenance reserve	-	(13)	(13)
Net realized capital (losses)	$(241)	$(20)	$(151)

Schedule of unrealized gain (loss) on investments

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2020 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2020
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$1,004	$(1)	$-	$-	$1,004	$(1)
Non-mortgage asset-backed	990	(8)	-	-	990	(8)

Total bonds and notes	$1,994	$(9)	$-	$-	$1,994	$(9)

Net Unrealized Capital (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2020 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2020
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$1,004	$(1)	$-	$-	$1,004	$(1)
Non-mortgage asset-backed	990	(8)	-	-	990	(8)

Total bonds and notes	$1,994	$(9)	$-	$-	$1,994	$(9)